Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets obtained in exchange for lease obligations:
Operating leases	$ 1,582	$ 5,259
Financing leases	$ 0	$ 0